CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	$ 9,685,000	$ 8,002,815	$ 1,383,959	$ 6,241	$ 185,981	$ 9,588,681
Balance, shares (in Shares) at Dec. 31, 2008	9,685
Cumulative effect of a change in accounting principle					(384,957)	(384,957)
Capital contribution		2,400,000				2,400,000
Net income for the year					4,643,643	4,643,643
Transfer to statutory reserve
Dividend declared and paid					(6,267,815)	(6,267,815)
Foreign currency translation gain (loss)			(67,074)			(67,074)
Balance at Dec. 31, 2009	9,685,000	10,402,815	1,316,885	6,241	(1,823,148)	9,912,478
Balance, shares (in Shares) at Dec. 31, 2009	9,685					9,685,000
Balance at Jan. 01, 2010
Capital contribution		500,000				500,000
Net income for the year					4,203,009	4,203,009
Transfer to statutory reserve
Dividend declared and paid					(2,172,590)	(2,172,590)
Foreign currency translation gain (loss)			294,871			294,871
Balance at Dec. 31, 2010	$ 9,685,000	$ 10,902,815	$ 1,611,756	$ 6,241	$ 207,271	$ 12,737,768
Balance, shares (in Shares) at Dec. 31, 2010	9,685					9,685,000